Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related parties [Abstract]
RELATED PARTIES

NOTE 13 — RELATED PARTIES

Current assets — related parties

	March 31, 2022	December 31, 2021

Shareholders of All Weather	$3,197	$3,680
Convertible loan to Micronet	—	535
Shareholders of Guangxi Zhongtong	926	919
	$4,123	$5,134

Current liabilities — related party

	March 31, 2022	December 31, 2021
(USD in thousands)
Shareholders of All Weather	264	4
	$264	$4

NOTE 18 — RELATED PARTIES

Current assets — related parties

(USD in thousands)	December 31, 2021	December 31, 2020
Shareholders of All Weather	$3,680	$—
Convertible loan to Micronet(1)	535	—
Shareholders of Guangxi Zhongtong	919	—
	$5,134	$—

(1)      Micronet’s Convertible loan- as discussed in Note 10.

Current liabilities — related parties

(USD in thousands)	December 31, 2021	December 31, 2020
Yulan WU, legal representative of Beijing Fucheng	$—	$156
Shareholders of All Weather	4	—
Beijing Internet New Network Technology Development Co., Ltd	—	7
	$4	$163

Darren Mercer, our Chief Executive Officer and a director, presently owns, with certain family members and related parties, approximately one third of the issued and outstanding shares of GFH and is the sole officer and one of three directors of GFH. In addition, prior to the closing the transactions contemplated by the agreement and plan of merger, entered into on November 7, 2019 and amended and restated on April 15, 2020 by and among MICT, GFH Intermediate Holdings Ltd., a British Virgin Islands company (“Intermediate”), MICT Merger Subsidiary Inc., a British Virgin Islands company and a wholly-owned subsidiary of MICT (“Merger Sub”) and GHF as the sole shareholder of Intermediate, pursuant to which the Merger Sub merged with and into Intermediate, with Intermediate continuing as the surviving entity, as a result of which GFH became a wholly owned subsidiary of MICT (the “Merger”). Mr. Mercer was the sole officer and director of Intermediate.

On April 2, 2020, Darren Mercer, current board member of the Company, was appointed, the interim Chief Executive Officer of the Company and was given a fee of $25 per month for his services to the Company. Effective on July 1, 2020 the board of directors approved the following consideration for Darren Mercer: (i) An annual base fee will be $495 per year and, (ii) a signing bonus of $100 and, (iii) a total annual bonus in accordance with the bonus program adopted by the Company from time-to-time with a target bonus opportunity equal to 100% of the Base Fee, With respect to a Target Bonus for a given year, the Company shall award up to 40% of such Target Bonus, as it so determines, on the basis of Mr. Mercer’s performance in the first six months of the year and up to the remaining 60% of such Target Bonus on the basis of Mr. Mercer’s performance in the remaining 6 months of the year. In addition, the Board of Directors may declare and grant a discretionary bonus for Mr. Mercer based on various targets and performance criteria to be established by the Board of Directors. The evaluation of the performance of Mr. Mercer as measured by the applicable targets and the awarding of applicable bonuses, if any, shall be at the sole discretion of the Board of Directors. On December 21, 2020, the board of directors approve additional $200 bonus. The agreement shall end on the third anniversary of the Start Date. The engagement above was formalized in the foam of independent contractor.

Effective on October 2021, the board of directors approve Darren Mercer (“Executive”) new employment terms as follows: (i) an annual base salary fee will be $800 and, (ii) a total annual bonus in accordance with the bonus program adopted by the Company from time-to-time. The Target Bonus amount for Executive’s work in the calendar year 2021 shall be $913. Executive’s Target Bonus opportunities for his work in the calendar years 2022 and 2023 shall be $1,200. The annual bonus under this Section 3(b), if any, shall be payable at the discretion of the Company based on achievement of performance metrics to be established by the Board for each year, including, for calendar years 2022 and 2023. Such metrics shall include goals based on revenue generated Executive’s consulting businesses. Executive must be employed by the Company on the date of payment in order to earn and receive any above, except in the event of termination without Cause or resignation for Good Reason (as such terms are include In the Agreement). In addition, the Board may declare and grant a discretionary bonus for Executive based on various targets and performance criteria to be established by the Board. The evaluation of the performance of Executive as measured by the applicable targets and the awarding of applicable bonuses, if any, shall be at the sole discretion of the Board. In addition, Executive shall be entitled to Health Insurance If available on commercially reasonable terms, based on a health insurance plan to be determined in the Company’s discretion, Key Man Life Insurance (at the Company sole discretion), up to 35 (thirty-five) days of paid vacation per year, subject to the Company’s vacation policies in effect from time-to-time and to those paid public holidays set by the Company. Executive is also entitled to be reimbursed for reasonable and customary business expenses incurred by Executive during employment subject to all terms and conditions of the Company’s expense policies in effect from time to time and for an expense account of $300 for the purposes of: (i) funding an office and accommodations for use of Executive and (ii) paying Executive additional compensation at the rate of $8.33 per month during the Term, as compensation for the additional expense of living overseas for those months in which Executive works for the Company outside the United Kingdom for at least five days.

As of December 31, 2021, Professor Yehezkel (Chezy) Ofir, held options to purchase 365,000 shares, 5,000 of which were granted on April 29, 2013 and 5,000 of which were granted on November 11, 2014, each exercisable at an exercise price of $4.30 per share. Such options vested within three years following the date of grant. In addition, options to purchase 10,000 shares were granted to each director listed above on June 6, 2018 at an exercise price of $1.32 per share and options to purchase 15,000 shares were granted to each director listed above on August 13, 2018 at an exercise price of $1.4776 per share. And options to purchase 300,000 shares were granted to each director above on March 9, 2020 at an exercise price of $1.41 per share. All of the options have vested. And options to purchase 30,000 shares were granted on May 23, 2021 at an exercise price of $1.81 per share. Out of which 350,000 of the options have vested.

As of December 31, 2021, Mr. Robert Benton, held options to purchase 80,000 shares, the options to purchase 80,000 shares were granted to him on May 23, 2021 at an exercise price of $1.81 per share. Out of which 40,000 of the options have vested.

As of December 31, 2021, Mr. John McMillan Scott held options to purchase 260,000 shares, the options to purchase 100,000 shares were granted to him on July 7, 2020 at an exercise price of $1.41 per share. And the options to purchase 160,000 shares were granted to him on May 23, 2021 at an exercise price of $1.81 per share. Out of which 180,000 of the options have vested.

Of the 20,000,000 new shares of our common stock that will be reserved for issuance under the LTIP pursuant to the 2020 Incentive Plan, 13,000,000 of such shares shall be reserved for awards to incentivize certain Company or its subsidiaries insiders including employees and officers) to meet critical commercial milestones (collectively, the “Long Term Incentive Plan”, or the “LTIP”). Examples of such milestones include: negotiation and entrance by MICT into certain material agreements in the recycled metal industry, negotiation and entrance by MICT into certain material agreements in the oil and gas industry, negotiation and entrance by Micronet into certain transformative agreements or other arrangements, certain significant acquisitions of other businesses, and stock price and overall performance of the Company. Individuals contemplated to receive awards under the LTIP include Darren Mercer, the Chief Executive Officer, and certain individuals associated with Intermediate before the completion of the Merger and who are now employed by or consultants of the Company. Awards granted under the LTIP shall be subject to the satisfaction of certain performance vesting conditions.

On May 17, 2021, the Company’s Board unanimously approved a grant of 6,000,000 fully vested shares of common stock of the Company to Mr. Darren Mercer, the Company’s Chief Executive Officer. The issuance of the shares was pursuant to the Company’s long term incentive plan as previously approved by the stockholders and negotiated in connection with the Company’s acquisition of Global Fintech Holdings Limited. The Board unanimously agreed to issue the shares in recognition of Mr. Mercer’s direct contribution to achieving numerous key deliverables including: (i) the completion of several acquisitions, including those of Fucheng Insurance and Magpie; (ii) obtaining regulatory approval from the Hong Kong SFC regarding the acquisition of Magpie; (iii) the execution of several major commercial contracts and partnerships, including with a number of major insurance agents and one of China’s largest payment service providers; (iv) the execution of an exclusive partnership with the Shanghai Petroleum and Natural Gas Trading Center to which allows MICT to provide financial services to its customers; (v) the successful launch of the insurance business in December 2020 and the delivery of significant revenues and revenue growth in Q1 2021; and (vi) the completion of capital raises totaling in excess of $140,000 and broadening the Company’s institutional investor base.

On May 17, 2021, the Board unanimously approved a grant of 300,000 fully vested shares of common stock of the Company to Richard Abrahams, Magpie’s Chief Executive Officer.

Our 2012 Stock Incentive Plan (the “2012 Incentive Plan”) was initially adopted by the Board on November 26, 2012 and approved by our stockholders on January 7, 2013 and subsequently amended on September 30, 2014, October 26, 2015, November 15, 2017 and November 8, 2018. Under the 2012 Incentive Plan, as amended, up to 5,000,000 shares of our common stock, are currently authorized to be issued pursuant to option awards granted thereunder. On May 17, 2021, May 23, 2021 and June 28, 2021, the Company granted 125,000, 370,000 and 245,000 options, with an exercise price of $1.41, $1.81 and $2.49, respectively, of which 310,000 options vested as of December 31, 2021. This resulted in a stock-based compensation expense of approximately $708 recorded for the twelve months ended December 31, 2021, based on a fair value determined using a Black-Scholes model.